Unaudited Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands		Total		Issued capital [member]	Share premium [member]	Accumulated loss [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2016		€ 34,031		€ 1,448	€ 139,878	€ (107,295)
Beginning balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2016		390				390
Beginning balance at Dec. 31, 2016	[1]	34,421		1,448	139,878	(106,905)
Result after taxation for the period | Previously stated [member]		(43,132)
Result after taxation for the period | Increase (decrease) due to application of IFRS 15 [member]		3,808
Result after taxation for the period		(39,324)	[1]			(39,324)
Other comprehensive income		18	[1]			18
Total comprehensive loss for the period | Previously stated [member]		(43,114)
Total comprehensive loss for the period | Increase (decrease) due to application of IFRS 15 [member]		3,808
Total comprehensive loss for the period		(39,306)	[1]			(39,306)
Transactions with owners of the Company:
Issuance of shares (net)		73,961		298	73,663
Equity settled shared-based payments		7,880				7,880
Total contributions by owners		81,841		298	73,663	7,880
Ending balance at Jun. 30, 2017	[1]	76,956		1,746	213,541	(138,331)
Beginning balance (Previously stated [member]) at Dec. 31, 2017		47,887		1,749	213,618	(167,480)
Beginning balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2017		8,705				8,705
Beginning balance at Dec. 31, 2017	[1]	56,592		1,749	213,618	(158,775)
Result after taxation for the period		(13,026)				(13,026)
Other comprehensive income		21				21
Total comprehensive loss for the period		(13,005)				(13,005)
Transactions with owners of the Company:
Issuance of shares (net)		44,731		288	44,443
Equity settled shared-based payments		4,554				4,554
Total contributions by owners		49,285		288	44,443	4,554
Ending balance at Jun. 30, 2018	[1]	€ 92,872		€ 2,037	€ 258,061	€ (167,226)

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.